Share Capital	12 Months Ended
Apr. 30, 2022
Disclosure of classes of share capital [abstract]
Share Capital [Text Block]

9. Share Capital

a) Authorized:

Unlimited number of common shares with no par value.

b) Issued and Outstanding

As at April 30, 2022, 154,875,802 (April 30, 2021: 94,068,744) common shares with no par value were issued and outstanding.

During the year ended April 30, 2022, the Company issued common shares of the Company (the "Shares") as follow:

On June 3, 2021, the Company announced closing of the bought deal prospectus offering of 27,600,000 units of the Company (the "Units") at a price of C$2.50 per Unit for aggregate gross proceeds of C$69,000,000, which includes the exercise in full of the underwriter's over-allotment option for 3,600,000 Units (the "Public Offering"). Each Unit consists of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant, a "Warrant"). Each Warrant entitles the holder to acquire one common share of the Company until December 3, 2022, at a price of C$3.25.

In consideration for the services provided by the Underwriters in connection with the Public Offering, on closing the Company paid to the Underwriter a cash commission equal to 6% of the gross proceeds raised under the Public Offering, other than in respect of sales of the Public Offering to the Company's president's list (the "President's List") for which the Company paid a cash commission equal to 3%. As further consideration for the services provided by the Underwriters in connection with the Public Offering, on closing the Company issued broker warrants to the Underwriters, exercisable at any time on or before December 3, 2022, to acquire that number of common shares of the Company which is equal to 6% of the number of Units sold under the Public Offering (3% in respect of the President's List) at an exercise price of C$2.50. The Company paid $4,080,031 and allocated fair value of $1,459,487 for the broker warrants.

On June 21, 2021, the Company announced completion of a non-brokered private placement (the "Private Placement") previously announced on June 3, 2021. The Company issued a total of 1,690,000 units (the "Units") at a price of C$2.50 per unit for gross proceeds of C$4,225,000. Each Unit consists of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant, a "Private Placement Warrant"). Each Private Placement Warrant entitles the holder to acquire one common share of the Company for 18 months from the closing of the Private Placement at a price of C$3.25. The Company paid cash finder's fees equal to 6% of the gross proceeds and issued broker warrants of the Company, exercisable at any time on or before December 18, 2022, to acquire that number of common shares in the capital of the Company which is equal to 6% of the number of Units sold under the Private Placement at an exercise price of C$2.50. The Company paid $287,338 and allocated fair value of $70,569 for the broker warrants.

On September 7, 2021, 6,245,902 common shares were issued to acquire the Panuco and 4,944,672 common shares were issued. The Company issued John Mirko bonus shares of 6,500,000 and finder's fee of 250,000 per milestone event 1 of the Canam agreement (Note 7(b)). On April 27, 2022, the Company issued John Mirko bonus shares of 5,500,000 and finder's fee of 250,000 per milestone event 2 of the Canam agreement (Note 7(b)). There are no shares left to be issued in terms of the Canam agreement.

During the year ended April 30, 2022, 6,555,459 warrants were exercised for proceeds of $3,342,526, and 1,271,028 options were exercised for proceeds of $545,930.

c) Escrow shares

As at April 30, 2022, the Company has nil common shares held in escrow (April 30, 2021: 2,032,500).

d) Warrants

As at April 30, 2022, the Company has 32,424,906 warrants exercisable.

The following is a summary of warrant transactions for the years ended April 30, 2022, and 2021:

	April 30, 2022		April 30, 2021
	Number of warrants	Weighted average exercise price $	Number of warrants	Weighted average exercise price $
Warrants outstanding, beginning of the year	22,757,961	1.86	11,040,617	0.20
Issued	16,222,400	3.06	17,890,732	2.30
Exercised	(6,555,459)	0.52	(6,173,388)	0.29
Warrants outstanding, end of the year	32,424,902	2.68	22,757,961	1.86

During the year ended April 30, 2022, the weighted average share price on the date of warrant exercise is $2.45.

The following warrants were outstanding and exercisable April 30, 2022:

Expiry date	*Exercise price	Number of warrants outstanding and exercisable
30-Jul-22	1.87	49,234
30-Jul-22	2.40	240,000
30-Jul-22	2.40	16,019,860
03-Dec-22	3.25	13,800,000
03-Dec-22	2.50	1,369,408
18-Dec-22	3.25	845,000
18-Dec-22	3.25	101,400
		32,424,902

*According to the Arrangement with Vizsla Copper on September 20, 2021, each Vizsla Silver Warrants was exchanged for one Vizsla Silver Replacement Warrant with the exercise price being adjusted accordingly.

As at April 30, 2022, the weighted average remaining contractual life for outstanding warrants is 0.42 years.

Vizsla Silver is liable to issue shares pursuant to the Arrangement, whereby a holder exercises a Vizsla Silver warrant will be entitled to receive one new Vizsla Silver common share and 0.3333 of a Vizsla Copper common share. The exercise price of the Vizsla Silver warrants will remain the same; however, Vizsla Silver will need to compensate Vizsla Copper for each Vizsla Copper common share that is issued upon exercise of a Vizsla Silver warrant.

The fair value of the warrants granted was calculated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

Risk Free Interest Rate	0.43%
Expected Dividend Yield	-
Expected Volatility	100%- 103.90%
Expected Term in Years	1 year

During the year ended April 30, 2022, the Company recorded fair value of $1,530,056 (April 30, 2021 - $1,360,087) broker warrants and fair value of $2,072,850 (April 30, 2021 - $nil) warrants included in the units against reserves.

e) Options

The Company has adopted a Stock Option Plan (the "Plan") pursuant to which options may be granted to directors, officers and consultants of the Company. Under the terms of the Plan, the Company can issue a maximum of 10% of the issued and outstanding common shares at the time of the grant, a maximum term of 10 years and the exercise price of each option is determined by the directors but may not be less than the closing market price of the Common Shares on the day preceding the date of granting of the option less any available discount, in accordance with TSXV Policies. No option may be granted for a term longer than ten years. Options granted under the Plan including vesting and the term, are determined by, and at the discretion of, the Board of Directors.

The continuity of stock options for the years ended April 30, 2022, and 2021, is as follows:

	April 30, 2022		April 30, 2021
	Number of options	Weighted average exercise price $	Number of options	Weighted average exercise price $
Options outstanding, beginning of the year	9,090,000	1.07	5,343,000	0.35
Issued	6,974,000	2.25	5,838,000	1.51
Cancelled	(152,500)	(2.23)	(155,000)	1.67
Exercised	(1,271,028)	(0.41)	(1,936,000)	0.39
Options outstanding, end of the year	14,640,472	1.64	9,090,000	1.07
Options exercisable, end of the year	10,486,542	1.46	6,509,000	1.00

During the year ended April 30, 2022, the weighted average share price on the date of option exercise is $2.48.

The following options were outstanding and exercisable as April 30, 2022:

Expiry date	Exercise price	*Adjusted exercise price	Number of Options outstanding	Number of Options exercisable

27-Feb-29	0.15	0.14	980,000	980,000
13-Jun-24	0.17	0.16	450,000	450,000
30-Dec-24	0.69	0.66	975,000	975,000
07-Jan-25	0.72	0.69	75,000	75,000
29-Jun-25	0.79	0.76	1,256,250	1,246,250
06-Aug-25	2.15	2.07	1,590,000	1,590,000
27-Aug-25	1.76	1.69	75,000	75,000
01-Oct-25	1.46	1.40	125,000	50,000
01-Dec-25	1.46	1.40	100,000	50,000
12-Jan-26	1.71	1.64	60,000	60,000
17-Feb-26	1.50	1.44	2,132,722	1,599,542
22-Jun-26	2.31	2.22	4,057,500	2,028,750
12-Jul-26	2.44	2.34	220,000	110,000
27-Jul-26	2.44	2.34	139,000	69,500
24-Sep-26	2.25	2.25	2,105,000	1,052,500
01-Feb-27	2.45	2.45	300,000	75,000
			14,640,472	10,486,542

*According to the Arrangement with Vizsla Copper on September 20, 2021, each Vizsla Silver Option was exchanged for one Vizsla Silver Replacement Option with the exercise price being adjusted accordingly. The change in the fair value of the options upon replacement was in the amount of $91,688.

As at April 30, 2022, the weighted average remaining contractual life for outstanding options is 3.97 years.

The fair value of the options granted was calculated using the Black-Scholes option pricing model with the following assumptions:

Risk Free Interest Rate	0.79%-1.65%
Expected Dividend Yield	-
Expected Volatility	100% - 104%
Expected Term in Years	5 years

The Company recorded total fair value of $11,939,973 as share-based compensation for the year ended April 30, 2022 (April 30, 2021 - $4,661,744).